Related Party Transactions and Balances (Details Narrative) (USD $)	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012
Office administration and rent expense	$ 59,495	$ 44,550
Shares issued to related parties	1,650,000	5,860,000
Exercise price	$ 0.290
Amount issued to directors and officers	411,038	1,300,059
Administrative, management and consulting fees	512,312	530,174
Charges from a mining and engineering firm	406,700	240,246
Prepaid expenses	32,471		34,319
Short-term loan to a related party	$ 202,357		$ 258,416
Minimum [Member]
Exercise price		$ 0.20
Maximum [Member]
Exercise price		$ 0.30